Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash (used in) provided by: Operating activities:
Net (loss) income from continuing operations for the year	$ (19,786)	$ 3,926	$ 11,497
Net income from discontinued operations for the year (Note 5)			31,924
Net (loss) income	(19,786)	3,926	43,421
Adjustments for:
Gain on sale of Apicore (Note 5)			(55,254)
Current income tax expense (recovery) (Note 14)	22	678	(9,393)
Deferred income tax expense (recovery) (Note 14)	123	219	(1,514)
Impairment of intangible assets (Note 9)	6,321		636
Impairment of property, plant and equipment (Note 8)	95
Revaluation of holdback receivable (Note 10)	3,623	1,473	(83)
Amortization of property, plant and equipment (Note 8)	485	103	1,173
Amortization of intangible assets (Note 9)	1,438	196	6,634
Share-based compensation (Note 13(c))	417	1,022	623
Write-down of inventories (Note 7)	1,983	95	385
Finance (income) expense, net (Note 15)	(1,115)	(1,061)	837
Unrealized foreign exchange (gain) loss	362	(5,323)	271
Change in the following:
Accounts receivable	(318)	(1,341)	(3,713)
Inventories	(4,072)	(1,259)	145
Prepaid expenses	842	(1,793)	77
Other assets	78		33
Accounts payable and accrued liabilities	(4,992)	7,132	48,398
Deferred revenue			(621)
Other long-term liabilities			77
Interest received (paid), net (Note 15)	1,685	255	(7,486)
Income taxes paid (Note 14)	(477)	(2,041)	(894)
Royalties paid (Note 12)	(1,355)	(1,539)	(1,829)
Cash flows (used in) from operating activities	(14,641)	742	21,923
Investing activities:
Investment in Sensible Medical (Note 11)	(6,337)
Proceeds from Apicore Sale Transaction (Note 5)		65,235	89,720
Receipt of holdback receivable funds (Note 10)	6,719
Redemptions (purchase) of short-term investments	47,747	(44,100)
Acquisition of Class C common shares of Apicore (Note 5)			(31,607)
Acquisition of Class E common shares of Apicore (Note 5)			(2,641)
Acquisition of property, plant and equipment (Note 8)	(186)	(197)	(1,195)
Acquisition of intangible assets (Note 9)	(13,660)	(1,281)	(127)
Cash flows from investing activities	34,283	19,657	54,150
Financing activities:
Repurchase of common shares under substantial issuer bid (Note 13(b))	(26,139)
Repurchase of common shares under normal course issuer bid (Note 13(b))	(4,145)	(3,021)
Proceeds from exercise of stock options (Note 13 (c))	20	363	520
Proceeds from exercise of Apicore stock options (Note 13 (c))			422
Proceeds from exercise of warrants (Note 13 (d))			92
Repayment of long-term debt			(75,181)
Repayment of note payable to Apicore (Note 5)			(18,507)
Increase in short-term borrowings			162
Decrease in cash held in escrow			12,809
Finance lease payments			(102)
Payment of due to vendor (Note 5)			(3,186)
Cash flows used in financing activities	(30,264)	(2,658)	(82,971)
Foreign exchange (loss) gain on cash held in foreign currency	(552)	1,138	(108)
(Decrease) increase in cash	(11,174)	18,879	(7,006)
Cash and cash equivalents, beginning of period	24,139	5,260	12,266
Cash and cash equivalents, end of period	$ 12,965	$ 24,139	$ 5,260